Derivative financial instruments - Fair value (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ 45.7	$ 48.1
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 45.7	$ 48.1